Accrued Expenses (Table) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses (Abstract)
Loan and swap interest	$ 479,024	$ 502,930
Voyages expenses	246,183	370,877
Vessel operating expenses	766,332	754,946
Dry-docking expenses	20,927	70,611
Financing expenses	295,455	188,096
Professional fees	177,994	316,244
Other sundry liabilities and accruals	124,037	23,439
Total	$ 2,109,952	$ 2,227,143